Form 13F Holdings Report -- Submission Type 13F-HR

The following submission of Form 13F Holdings Report (submission type 13F-HR) includes the submission Page 1 data Fields, attached header, Cover Page, Summary Page, and Information Table.
Main Page (1)

	TYPE                     		13F-HRA
	PERIOD                 	 		063011
		CIK                      	0000936936
		CCC                      	6bytaas@
	SUBMISSION/CONTACT
		NAME                     	Sean O'Neill
		PHONE                    	310-824-6445

Attached Documents Page (2)
						FORM 13F-HRA
						FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/2011
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):	[   ] is a restatement.
                                  	[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Doheny Asset Management LLC
Address: 	10877 Wilshire Blvd.
         	Suite 1406
         	Los Angeles, CA  90024

13F File Number:  	801-43726

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  		William H. Doheny, Jr.
Title:    	Managing Member
Phone:    	310-209-5500
Signature, Place, and Date of Signing:

    William H. Doheny, Jr.	Los Angeles, CA	    August 11, 2011
Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	none

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:   		0

Form 13F Information Table Entry Total:   	82
Form 13F Information Table Value Total:   	$137,686,000
List of Other Included Managers:		none

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co (fmly Minnesota Mining & COM              88579Y101      479     5053 SH       SOLE                                       5053
ALLSCRIPTS HEALTHCARE SOLUTION COM              01988P108     2344   120719 SH       SOLE                                     120719
ALTRIA GROUP (fka Philip Morri COM              02209S103      408    15465 SH       SOLE                                      15465
AMGEN INC.                     COM              031162100      502     8609 SH       SOLE                                       8609
ANALOG DEVICES                 COM              032654105      989    25275 SH       SOLE                                      25275
ANNALY CAPITAL MANAGEMENT IN   COM              035710409     1726    95700 SH       SOLE                                      95700
ANWORTH MORTGAGE ASSET CORP    COM              037347101     6689   890700 SH       SOLE                                     890700
APPLE COMPUTER INC.            COM              037833100     7282    21694 SH       SOLE                                      21694
AT&T INC                       COM              00206R102      392    12482 SH       SOLE                                      12482
BANK OF AMERICA CORP           COM              060505104      183    16740 SH       SOLE                                      16740
BELDEN CDT INC                 COM              077454106      364    10450 SH       SOLE                                      10450
BERKSHIRE HATHAWAY INC - CLASS COM              084670702      400     5175 SH       SOLE                                       5175
BGC PARTNERS INC-CL A          COM              05541T101     3943   510050 SH       SOLE                                     510050
BJ'S RESTAURANTS INC           COM              09180C106     1299    24800 SH       SOLE                                      24800
BRISTOL MYERS SQUIBB COM       COM              110122108      916    31625 SH       SOLE                                      31625
BYD CO-LTD UNSPONSORED ADR     COM              05606L100     1401   216740 SH       SOLE                                     216740
CANADIAN NATL RAILWAY CO       COM              136375102     3947    49395 SH       SOLE                                      49395
CATERPILLAR INC.               COM              149123101      479     4500 SH       SOLE                                       4500
CELGENE CORP                   COM              151020104      537     8901 SH       SOLE                                       8901
CHECK POINT SOFTWARE TECH      COM              M22465104     6339   111501 SH       SOLE                                     111501
CHEVRON CORP (fmly ChevronTexa COM              166764100     2873    27941 SH       SOLE                                      27941
COCA COLA COMPANY              COM              191216100      649     9639 SH       SOLE                                       9639
CONOCOPHILLIPS                 COM              20825C104     3225    42894 SH       SOLE                                      42894
DENBURY RESOURCES INC          COM              247916208      615    30750 SH       SOLE                                      30750
DISNEY WALT CO DEL COM         COM              254687106      293     7500 SH       SOLE                                       7500
DREAMWORKS ANIMATION SKG-A     COM              26153C103      285    14200 SH       SOLE                                      14200
DUKE ENERGY CORP-NEW           COM              26441C105     1717    91210 SH       SOLE                                      91210
EXPRESS SCRIPTS INC            COM              302182100      339     6280 SH       SOLE                                       6280
EXXON MOBIL CORPORATION        COM              30231G102     2514    30898 SH       SOLE                                      30898
FIFTH STREET FINANCE CORP      COM              31678A103      228    19650 SH       SOLE                                      19650
FIRST NIAGARA FINANCIAL GROUP, COM              33582V108      183    13901 SH       SOLE                                      13901
FRONTIER COMMUNICATIONS CORP   COM              35906A108     5116   633947 SH       SOLE                                     633947
GASTAR EXPLORATION LTD         COM              367299203      556   161975 SH       SOLE                                     161975
GENERAL ELECTRIC CO COM        COM              369604103     2015   106849 SH       SOLE                                     106849
GFI GROUP INC.                 COM              361652209     6286  1369550 SH       SOLE                                    1369550
GMX RESOURCES INC              COM              38011M108      914   205375 SH       SOLE                                     205375
GOOGLE INC - CL A              COM              38259P508     4367     8623 SH       SOLE                                       8623
HALLIBURTON CO.                COM              406216101     7173   140647 SH       SOLE                                     140647
HALOZYME THERAPEAUTICS INC     COM              40637h109      201    29150 SH       SOLE                                      29150
HESS CORP (fmly Amerada Hess C COM              42809H107      469     6280 SH       SOLE                                       6280
INTEL CORP COM                 COM              458140100     1193    53815 SH       SOLE                                      53815
INTERNATIONAL BUSINESS MACHINE COM              459200101     1683     9813 SH       SOLE                                       9813
INTERNATIONAL GAME TECHNOLOGY  COM              459902102     2223   126475 SH       SOLE                                     126475
J.P. MORGAN CHASE & CO         COM              46625H100      508    12409 SH       SOLE                                      12409
JOHN BEAN TECHNOLOGIES CORPORA COM              477839104      931    48200 SH       SOLE                                      48200
JOHNSON & JOHNSON COM          COM              478160104     3616    54365 SH       SOLE                                      54365
KIMBERLY CLARK                 COM              494368103      610     9170 SH       SOLE                                       9170
KINDER MORGAN ENERGY PARTNERS  COM              494550106      728    10025 SH       SOLE                                      10025
KRAFT FOODS INC. - CLASS A     COM              50075N104     1729    49067 SH       SOLE                                      49067
L-3 COMMUNICATONS HOLDINGS     COM              502424104      326     3725 SH       SOLE                                       3725
LEXINGTON CORPORATE PPTYS TR   COM              529043101     4289   469750 SH       SOLE                                     469750
MARATHON OIL CORP              COM              565849106     3965    75270 SH       SOLE                                      75270
MERCK and CO INC               COM              58933Y105     2472    70040 SH       SOLE                                      70040
MICROCHIP TECHNOLOGY INC       COM              595017104     5323   140416 SH       SOLE                                     140416
NAVIOS MARITIME HOLDINGS INC   COM              Y62196103     1379   267700 SH       SOLE                                     267700
NEWBRIDGE BANCORP.             COM              65080T102      613   133850 SH       SOLE                                     133850
NORDIC AMER TANKER SHIPPING    COM              g65773106     2142    94200 SH       SOLE                                      94200
NORTHROP GRUMMAN CORP          COM              666807102     1186    17100 SH       SOLE                                      17100
NUSTAR ENERGY LP               COM              67058H102     1294    20000 SH       SOLE                                      20000
ORACLE SYSTEM CORP             COM              68389X105      609    18514 SH       SOLE                                      18514
PEOPLE'S UNITED FINANCIAL INC. COM              712704105      477    35475 SH       SOLE                                      35475
PEPSICO INC COM                COM              713448108      562     7975 SH       SOLE                                       7975
PFIZER INC.                    COM              717081103     1091    52950 SH       SOLE                                      52950
PHILLIP MORRIS INTERNATIONAL   COM              718172109      527     7890 SH       SOLE                                       7890
PROCTER & GAMBLE CO.           COM              742718109      975    15345 SH       SOLE                                      15345
PROTALIX BIOTHERAPEUTICS INC   COM              74365A101       90    14350 SH       SOLE                                      14350
REDWOOD TRUST INC              COM              758075402     6118   404625 SH       SOLE                                     404625
REX ENERGY CORP                COM              761565100     1437   139930 SH       SOLE                                     139930
SARA LEE                       COM              803111103     1979   104225 SH       SOLE                                     104225
SCHLUMBERGER LTD COM           COM              806857108      565     6535 SH       SOLE                                       6535
SHIP FINANCE INTL LTD          COM              G81075106     7593   421371 SH       SOLE                                     421371
SIGNATURE GROUP HOLDING INC    COM              82610c100       17    24925 SH       SOLE                                      24925
SPECTRA ENERGY CORP            COM              847560109     2050    74800 SH       SOLE                                      74800
STARBUCKS CORP                 COM              855244109     1065    26964 SH       SOLE                                      26964
TAKE-TWO INTERACTIVE SOFTWARE  COM              874054109     2456   160759 SH       SOLE                                     160759
TEVA PHARMACEUTICAL-SP ADR     COM              881624209     3681    76342 SH       SOLE                                      76342
TEXAS INSTRUMENTS INC.         COM              882508104      481    14645 SH       SOLE                                      14645
TRANSTEXAS GAS CORP - CLASS A  COM              893895201        0    15041 SH       SOLE                                      15041
TVI CORP                       COM              872916101        0    17500 SH       SOLE                                      17500
VERIZON COMMUNICATIONS-fmly Be COM              92343V104      492    13203 SH       SOLE                                      13203
VISA INC-CLASS                 COM              92826C839      353     4187 SH       SOLE                                       4187
WELLS FARGO COMPANY            COM              949746101      925    32965 SH       SOLE                                      32965
BAC CAPITAL TRUST III          PFD              05518E202     3385   134875 SH       SOLE                                     134875
CITIGROUP CAP X  6.1%   9/30/3 PFD              173064205     2456   104975 SH       SOLE                                     104975
CITIGROUP CAPITAL VII          PFD              17306N203     3957   157075 SH       SOLE                                     157075
COUNTRYWIDE CAPITAL V          PFD              222388209     4068   163250 SH       SOLE                                     163250
LEXINGTON REALTY TRUST 7.55% S PFD              529537201     3314   134600 SH       SOLE                                     134600
MORGAN STANLEY CAP TR III 6.25 PFD              617460209     3454   141225 SH       SOLE                                     141225
TRANSTEXAS GAS CORP SR PFD SER PFD              893895607        0    41140 SH       SOLE                                      41140
WELLS FARGO CAPITAL  5.625%  4 PFD              94979P203      282    11300 SH       SOLE                                      11300
ARTIO INTERNATIONAL EQY II-I                    04315j837      287 22600.755SH    SOLE                                 22600.755000
CENTRAL FUND CANADA CL A                        153501101      524 25700.0SH    SOLE                                 25700.000000
COLUMBIA IMTERMEDIATE BOND-Z                    19765N468      104 11460.27SH    SOLE                                 11460.270000
COLUMBIA LARGE CAP GROWTH-Z                     19765Y688      291 20920.719SH    SOLE                                 20920.719000
COLUMBIA SELECT S/C FUND-Z                      19765y589      226 12808.701SH    SOLE                                 12808.701000
COLUMBIA VALUE & RESTRUCT-Z                     19765Y514      234 4530.719SH     SOLE                                 4530.719000
DB GOLD DOUBLE LONG                             25154h749      214 4600.SH     SOLE                                 4600.000000
PIMCO COMMODITY RR STRAT-INS                    722005667      154 17569.802SH    SOLE                                 17569.802000
VICTORY SPECIAL VALUE FD-I                      92646A823      232 13652.257SH    SOLE                                 13652.257000